Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for LeRoy T. Carlson, Jr. (2)	Compensation Actually Paid to LeRoy T. Carlson, Jr. (3)	Average Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On (4):		Net Income	ROC (6)
Year (1)					Total Shareholder Return	Peer Group Total Shareholder Return (5)
	($)	($)	($)	($)	($)	($)	($)	(%)
2022	$8,929,740	$237,089	$2,694,344	$(117,463)	$46.00	$81.00	$71,656,249	1.8%
2021	$9,616,139	$7,034,857	$3,284,862	$4,231,000	$85.00	$86.00	$188,119,059	4.0%
2020	$9,512,073	$6,542,246	$5,009,231	$3,172,184	$76.00	$94.00	$269,392,271	5.0%
(1)The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
•2022: LeRoy T. Carlson served as the Company's PEO for the entirety of 2022 and the Company's other NEOs were: Laurent C. Therivel, Vicki L. Villacrez, James W. Butman, Joseph R. Hanley and Peter L. Sereda.
•2021: LeRoy T. Carlson served as the Company's PEO for the entirety of 2021 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda and Kurt B. Thaus.
•2020: LeRoy T. Carlson served as the Company's PEO for the entirety of 2020 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda, Scott H. Williamson and Kenneth R. Meyers.
(2)Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Carlson (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than the PEO for such years.
(3)To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Carlson and for the average of the other NEOs is set forth following the footnotes to this table.
(4)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in TDS' common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
(6)The CHRC selected Return on Capital as our Company selected metric, which is calculated as earnings before interest, adjusted for income tax impacts, divided by the sum of total debt, right of use lease liabilities, and total equity. This is one of the metrics used to measure performance under the PSU awards.
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
LeRoy T. Carlson, Jr.
2022	$8,929,740	$(6,503,975)	$3,357,624	$(5,374,401)	$9,179	$(181,078)	$237,089
2021	$9,616,139	$(6,961,049)	$4,509,876	$(589,116)	$21,540	$437,467	$7,034,857
2020	$9,512,073	$(6,822,102)	$6,496,786	$(2,194,023)	$14,132	$(464,620)	$6,542,246
Other NEO's (Average)
2022	$2,694,344	$(1,511,237)	$826,571	$(2,102,689)	$4,574	$(29,026)	$(117,463)
2021	$3,284,862	$(1,928,939)	$1,452,699	$1,256,668	$2,687	$163,023	$4,231,000
2020	$5,009,231	$(3,445,718)	$1,140,500	$(331,531)	$1,245,796	$(446,094)	$3,172,184
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Company Selected Measure Name	Return on Capital
Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
•2022: LeRoy T. Carlson served as the Company's PEO for the entirety of 2022 and the Company's other NEOs were: Laurent C. Therivel, Vicki L. Villacrez, James W. Butman, Joseph R. Hanley and Peter L. Sereda.
•2021: LeRoy T. Carlson served as the Company's PEO for the entirety of 2021 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda and Kurt B. Thaus.
•2020: LeRoy T. Carlson served as the Company's PEO for the entirety of 2020 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda, Scott H. Williamson and Kenneth R. Meyers.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
PEO Total Compensation Amount	$ 8,929,740	$ 9,616,139	$ 9,512,073
PEO Actually Paid Compensation Amount	$ 237,089	7,034,857	6,542,246
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
LeRoy T. Carlson, Jr.
2022	$8,929,740	$(6,503,975)	$3,357,624	$(5,374,401)	$9,179	$(181,078)	$237,089
2021	$9,616,139	$(6,961,049)	$4,509,876	$(589,116)	$21,540	$437,467	$7,034,857
2020	$9,512,073	$(6,822,102)	$6,496,786	$(2,194,023)	$14,132	$(464,620)	$6,542,246
Other NEO's (Average)
2022	$2,694,344	$(1,511,237)	$826,571	$(2,102,689)	$4,574	$(29,026)	$(117,463)
2021	$3,284,862	$(1,928,939)	$1,452,699	$1,256,668	$2,687	$163,023	$4,231,000
2020	$5,009,231	$(3,445,718)	$1,140,500	$(331,531)	$1,245,796	$(446,094)	$3,172,184
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,694,344	3,284,862	5,009,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ (117,463)	4,231,000	3,172,184
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
LeRoy T. Carlson, Jr.
2022	$8,929,740	$(6,503,975)	$3,357,624	$(5,374,401)	$9,179	$(181,078)	$237,089
2021	$9,616,139	$(6,961,049)	$4,509,876	$(589,116)	$21,540	$437,467	$7,034,857
2020	$9,512,073	$(6,822,102)	$6,496,786	$(2,194,023)	$14,132	$(464,620)	$6,542,246
Other NEO's (Average)
2022	$2,694,344	$(1,511,237)	$826,571	$(2,102,689)	$4,574	$(29,026)	$(117,463)
2021	$3,284,862	$(1,928,939)	$1,452,699	$1,256,668	$2,687	$163,023	$4,231,000
2020	$5,009,231	$(3,445,718)	$1,140,500	$(331,531)	$1,245,796	$(446,094)	$3,172,184
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following is a list of financial performance measures, which in the Company's assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Please see the Compensation Discussion & Analysis for further information regarding these measures and how they were used in the 2022 executive compensation program, including the Officer Annual Incentive Plan and the 2022 performance share units.
•Return on Capital
•Total Operating Revenues
•Adjusted EBITDA

Total Shareholder Return Amount	$ 46.00	85.00	76.00
Peer Group Total Shareholder Return Amount	81.00	86.00	94.00
Net Income (Loss)	$ 71,656,249	$ 188,119,059	$ 269,392,271
Company Selected Measure Amount	1.8	4	5
PEO Name	LeRoy T. Carlson
Additional 402(v) Disclosure [Text Block]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in TDS' common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Operating Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,503,975)	$ (6,961,049)	$ (6,822,102)
PEO [Member] | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,357,624	4,509,876	6,496,786
PEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,374,401)	(589,116)	(2,194,023)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,179	21,540	14,132
PEO [Member] | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(181,078)	437,467	(464,620)
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,511,237)	(1,928,939)	(3,445,718)
Non-PEO NEO [Member] | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	826,571	1,452,699	1,140,500
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,102,689)	1,256,668	(331,531)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,574	2,687	1,245,796
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (29,026)	$ 163,023	$ (446,094)